                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3327
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                         MFS GOVERNMENT SECURITIES FUND
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: February 28
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                  Date of reporting period: November 30, 2004
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/04

MFS(R) GOVERNMENT
SECURITIES FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Investment Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Mutual Funds, Prospectuses, Fact Sheets, Reports" on the home page. Week in Review, MFS Global Investment Perspective, and Chief Investment Strategist corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2004
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
ISSUER                                                                                     PAR AMOUNT              $ VALUE
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
BONDS - 92.3%
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AGENCY - OTHER - 3.7%
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Financing Corp., 9.8%, 2018                                                              $ 14,975,000        $  21,527,955
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Financing Corp., 10.35%, 2018                                                               8,400,000           12,643,646
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Financing Corp., 10.7%, 2017                                                               14,360,000           21,882,946
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                                                                                                             $  56,054,547
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ASSET BACKED & SECURITIZED - 0.1%
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Freddie Mac, 3.108%, 2035                                                                $  2,120,000        $   2,108,115
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MORTGAGE BACKED - 62.5%
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Fannie Mae, 4.45%, 2014                                                                  $  3,257,680        $   3,191,253
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Fannie Mae, 4.5%, 2019                                                                     85,573,758           85,092,405
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Fannie Mae, 4.652%, 2014                                                                    9,935,319            9,829,458
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Fannie Mae, 4.785%, 2012                                                                      946,282              954,118
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Fannie Mae, 4.79%, 2012                                                                    11,265,251           11,271,910
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Fannie Mae, 4.846%, 2014                                                                    9,267,255            9,328,433
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Fannie Mae, 5%, 2018 - 2034                                                               187,142,136          189,247,202
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Fannie Mae, 5.5%, 2017 - 2034                                                             134,177,638          136,828,827
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Fannie Mae, 6%, 2016 - 2034                                                                63,692,834           66,157,246
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Fannie Mae, 6.5%, 2016 - 2034                                                              56,169,563           59,089,228
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Fannie Mae, 6.942%, 2007                                                                    2,936,585            3,112,191
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Fannie Mae, 7%, 2029                                                                          326,994              347,475
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Fannie Mae, 7.5%, 2013 - 2031                                                               1,439,225            1,543,923
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Fannie Mae, 8.5%, 2006 - 2008                                                                   6,526                6,905
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Fannie Mae, 9%, 2004 - 2007                                                                    44,918               47,193
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Fannie Mae TBA, 6%, 2032                                                                   30,656,000           31,633,160
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Freddie Mac, 5.5%, 2033                                                                    18,909,249           19,167,760
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Freddie Mac, 6%, 2017 - 2034                                                                9,040,263            9,472,938
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Freddie Mac, 6.5%, 2016 - 2029                                                              5,357,221            5,649,651
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Freddie Mac, 8.5%, 2009                                                                           104                  112
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Freddie Mac, 9%, 2020 - 2021                                                                   26,560               29,800
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Freddie Mac, 9.5%, 2013 - 2021                                                                 35,117               39,577
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Ginnie Mae, 5%, 2033                                                                        8,561,389            8,535,625
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Ginnie Mae, 5.5%, 2033 - 2034                                                             134,270,654          136,759,349
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Ginnie Mae, 6%, 2034                                                                      101,377,208          104,979,719
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Ginnie Mae, 6.5%, 2028 - 2033                                                              46,675,493           49,311,095
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Ginnie Mae, 7%, 2028 - 2029                                                                 3,235,053            3,444,286
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Ginnie Mae, 8.5%, 2006 - 2030                                                                 745,737              806,546
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Ginnie Mae, 9%, 2008 - 2019                                                                   104,992              116,636
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Ginnie Mae, 9.5%, 2009 - 2010                                                                 540,632              586,391
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Ginnie Mae, 10.75%, 2016                                                                       12,060               13,424
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Ginnie Mae, 11.5%, 2010 - 2018                                                                 57,164               64,176
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Ginnie Mae, 12%, 2013 - 2015                                                                   31,048               34,841
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Ginnie Mae, 12.5%, 2011                                                                       190,422              214,309
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                                                                                                             $ 946,907,162
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U.S. GOVERNMENT AGENCIES - 14.9%
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Aid to Israel, 0%, 2024                                                                  $ 14,262,000        $   4,868,049
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Aid to Israel, 5.5%, 2023                                                                  16,567,000           16,936,792
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Empresa Energetica Cornito Ltd., 6.07%, 2010                                                8,445,000            8,940,890
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Fannie Mae, 3.41%, 2007                                                                    12,397,000           12,346,259
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Fannie Mae, 4.625%, 2014                                                                   23,432,000           23,170,710
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Fannie Mae, 4.771%, 2014                                                                    7,926,414            7,938,228
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Fannie Mae, 5.5%, 2011                                                                     33,496,000           35,723,183
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Freddie Mac, 4.875%, 2013                                                                   9,555,000            9,707,307
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Overseas Private Investment Corp., 0%, 2007                                                 4,327,154            4,297,023
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Small Business Administration, 4.34%, 2024                                                  4,486,634            4,336,207
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Small Business Administration, 4.72%, 2024                                                  8,286,432            8,218,945
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Small Business Administration, 4.77%, 2024                                                  6,759,337            6,714,261
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Small Business Administration, 4.86%, 2024                                                  4,170,000            4,151,838
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Small Business Administration, 4.88%, 2024                                                  3,744,000            3,729,856
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Small Business Administration, 4.89%, 2023                                                  8,039,441            8,067,912
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Small Business Administration, 4.98%, 2023                                                  3,013,292            3,036,739
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Small Business Administration, 4.99%, 2024                                                  5,345,000            5,367,675
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Small Business Administration, 5.18%, 2024                                                  7,576,700            7,700,129
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Small Business Administration, 5.19%, 2024                                                  5,090,000            5,174,635
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Small Business Administration, 5.52%, 2024                                                  4,789,000            4,955,886
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Small Business Administration, 6.07%, 2022                                                  4,284,762            4,556,772
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Small Business Administration, 6.34%, 2021                                                  4,961,553            5,327,836
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Small Business Administration, 6.35%, 2021                                                  4,463,662            4,794,081
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Small Business Administration, 6.44%, 2021                                                  4,593,055            4,945,373
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Small Business Administration, 6.625%, 2021                                                 4,345,007            4,712,334
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Small Business Administration, 8.625%, 2011                                                   428,925              457,773
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Small Business Administration, 8.8%, 2011                                                     218,555              234,451
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Small Business Administration, 9.05%, 2009                                                    106,582              113,691
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Small Business Administration, 9.1%, 2009                                                     194,011              206,110
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Small Business Administration, 9.25%, 2010                                                    203,397              217,486
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Small Business Administration, 9.3%, 2010                                                     255,971              275,939
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Small Business Administration, 9.5%, 2010                                                     198,622              213,722
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Small Business Administration, 9.65%, 2010                                                    223,491              241,396
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Small Business Administration, 9.7%, 2010                                                     105,116              113,414
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Small Business Administration, 9.9%, 2008                                                      47,707               51,037
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Small Business Administration, 10.05%, 2008 - 2009                                             25,541               27,452
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U.S. Department of Housing & Urban Development, 6.36%, 2016                                 7,000,000            7,598,899
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U.S. Department of Housing & Urban Development, 6.59%, 2016                                 6,599,000            7,023,487
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                                                                                                             $ 226,493,777
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U.S. TREASURY OBLIGATIONS - 11.1%
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U.S. Treasury Bonds, 5.25%, 2028                                                         $ 10,509,000        $  10,736,835
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U.S. Treasury Bonds, 6%, 2026                                                              37,881,000           42,445,964
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U.S. Treasury Bonds, 6.25%, 2030                                                            6,166,000            7,187,003
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U.S. Treasury Bonds, 6.875%, 2025                                                           1,307,000            1,611,949
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U.S. Treasury Notes, 1.625%, 2005                                                          13,159,000           13,148,723
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U.S. Treasury Notes, 2%, 2014                                                              21,964,391           22,558,264
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U.S. Treasury Notes, 3.375%, 2007                                                          26,664,450           28,413,532
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U.S. Treasury Notes, 3.625%, 2008#                                                         23,254,695           25,467,473
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U.S. Treasury Notes, 5.625%, 2008                                                           9,678,000           10,380,787
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U.S. Treasury Notes, 6%, 2009                                                               4,566,000            5,024,025
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U.S. Treasury STRIPS (Interest Only), 0%, 2016                                                811,000              469,966
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                                                                                                             $ 167,444,521
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Total Bonds (Identified Cost, $1,385,469,740)                                                               $1,399,008,122
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REPURCHASE AGREEMENT - 2.1%
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Goldman Sachs, 2.06% dated 11/30/04, due 12/01/04, total to be received
$31,318,792 (secured by various U.S. Treasury and Federal Agency obligations in a
jointly traded account), at Cost                                                         $ 31,317,000        $  31,317,000
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Total Investments (Identified Cost, $1,416,786,740)                                                         $1,430,325,122
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OTHER ASSETS, LESS LIABILITIES - 5.6%                                                                           85,041,892
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Net Assets - 100.0%                                                                                         $1,515,367,014
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# Security segregated as collateral for open futures contracts.

           Abbreviations:
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           TBA = To Be Announced

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semi-annual or annual report.

MFS Government Securities Fund
SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/2004


(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $1,423,212,546
                                                                 ==============

Gross unrealized appreciation                                    $   13,999,593
Gross unrealized depreciation                                        (6,887,017)
                                                                 --------------
Net unrealized appreciation                                      $    7,112,576
                                                                 ==============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts
                                                                   Appreciation
Description               Expiration     Contracts     Position   (Depreciation)
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Euro Dollar               June 2005         62           Long          ($8,742)
Euro Dollar               June 2006         62           Short          26,521
U.S. Treasury
10-Year Notes           December 2004     44           Short            92,570
                                                                      --------
                                                                      $110,349
                                                                      --------

At November 30, 2004, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.


(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylson Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     MFS GOVERNMENT SECURITIES FUND
                ---------------------------------------------------------------


By (Signature and Title)*      ROBERT J. MANNING
                               ------------------------------------------------
                               Robert J. Manning, President

Date: January 21, 2005
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      ROBERT J. MANNING
                               ------------------------------------------------
                               Robert J. Manning, President (Principal
                               Executive Officer)

Date: January 21, 2005
      ----------------

By (Signature and Title)*      RICHARD M. HISEY
                               ------------------------------------------------
                               Richard M. Hisey, Treasurer (Principal Financial
                               Officer and Accounting Officer)

Date: January 21, 2005
      ----------------

* Print name and title of each signing officer under his or her signature.